Identification and business activity - Additional information (Details)					3 Months Ended	12 Months Ended
	Aug. 13, 2024 USD ($) shares	Jun. 30, 2024	Nov. 02, 2023 USD ($)	Oct. 03, 2023 T	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) facility T	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Identification and business activity
Sale price						$ 0	$ 0	$ 300,000,000
Net Profit (loss)						416,263,000	32,682,000	602,935,000
Non-controlling interest gain								31,628,000
Unabsorbed cost due to production stoppage						2,135,000	19,893,000	23,058,000
Assets						5,047,903,000	4,533,799,000	4,503,227,000
Cash consideration						0	0	1,677,000
Total partners' deficit						(3,390,689,000)	(3,006,460,000)
Dry metric ton | T				25,000
Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Net Profit (loss)						$ 953,177,000	778,964,000	925,353,000
Number Of Concentrating Facilities | facility						2
Concentrating Facilities, Annual Average Permitted Milling Capacity Of Ore Per Day | T						409,500
Concentrating Facilities, Maximum Annual Percentage Of Treating Ability						10.00%
Concentrating Facilities, Per Day Ore Capacity Of Treating Ability | T						450,450
Sociedads Minera Cerro Verde S.A.A. | Quecher Main project [Member]
Identification and business activity
Production capacity | T						200
Total design capacity | T						100,000
Cyprus Climax Metals [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interest in subsidiary		53.56%			55.08%
Number of common shares acquired | shares					5.3
SMM Cerro Verde Netherlands B.V [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests						21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests						19.58%
other stakeholders [Member] | Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Proportion of ownership interests held by non-controlling interests						4.34%
Mining activities [Member] | Discontinued operations
Identification and business activity
Agreed cash consideration for disposal of assets held for sale						$ 0	$ 0	0
S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities [Member]
Identification and business activity
Sale price	$ 210,000,000
Net cost of disposal derived from sale of investment	$ 12,000
Contingent shares receivable, on reaching commercial production | shares	118,534
Contingent payment receivable, on reaching commercial production	$ 15,000,000
Consideration recognized in consolidated financial statements	0
S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities [Member] | Direct
Identification and business activity
Sale price	70,000,000
Proportion of ownership interest in subsidiary						0.00%	33.00%
S.M.R.L. Chaupiloma Dos de Cajamarca | Mining activities [Member] | Indirect
Identification and business activity
Sale price	$ 140,000,000
Proportion of ownership interest in subsidiary						0.00%	67.00%
Minera La Zanja S.R.L | Mining activities [Member] | Direct
Identification and business activity
Proportion of ownership interest in subsidiary						100.00%	100.00%
Minera La Zanja S.R.L | Mining activities [Member] | Indirect
Identification and business activity
Proportion of ownership interest in subsidiary						0.00%	0.00%
El Brocal | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary						61.43%	61.43%
Colquijirca S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary						100.00%	100.00%
Compaa Minera Condesa S.A | Mining activities [Member] | Direct
Identification and business activity
Proportion of ownership interest in subsidiary						100.00%	100.00%
Compaa Minera Condesa S.A | Mining activities [Member] | Indirect
Identification and business activity
Proportion of ownership interest in subsidiary						0.00%	0.00%
Contacto Corredores de Seguros S.A.
Identification and business activity
Consideration paid			$ 27,000,000
Consideration upon sale of shares in subsidiary			41,500,000
Cost of disposal of subsidiary			$ 2,900,000
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Identification and business activity
Present value of receivables from sale of subsidiary						$ 7,400,000	$ 12,500,000
Sociedad Minera El Brocal S.A.A
Identification and business activity
Net Profit (loss)						35,333,000	31,454,000	$ 362,000
Total partners' deficit						$ (246,834,000)	$ (235,628,000)
Sociedad Minera El Brocal S.A.A | Mining activities [Member]
Identification and business activity
Proportion of ownership interest in subsidiary						58.24%	58.24%
Sociedad Minera El Brocal S.A.A | Mining activities [Member] | Direct
Identification and business activity
Proportion of ownership interest in subsidiary						3.19%	3.19%
Sociedad Minera El Brocal S.A.A | Mining activities [Member] | Indirect
Identification and business activity
Proportion of ownership interest in subsidiary						58.24%	58.24%